Share capital	12 Months Ended
Dec. 31, 2025
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital
Note 10. Share capital

10.1. Capital issued
Accounting policies
Ordinary shares are classified in shareholders’ equity. The cost of equity transactions that are directly attributable to the issue of new shares or options is recognized in shareholders’ equity as a deduction from the proceeds of the issue.
Capital management
The Company’s objectives when managing capital are to safeguard its ability to continue as a going concern, so that it can provide returns for shareholders, and maintain an optimal capital structure to reduce the cost of capital while maintaining the necessary flexibility.
Detail of share capital transactions

(in thousands or number of shares)	Nature of transaction	Share Capital	Premiums related to share capital	Number of shares
December 31, 2023		1,414	312,742	47,133,328
June 22, 2024	Capital increase (AGA 2022)	9	—	293,523
December 31, 2024	Prior period adjustments		1
December 31, 2024		1,423	312,743	47,426,851
June 27, 2025	Capital increase (AGA 2023)	24	—	809,820
December 31, 2025	Capital increase (OSA & BSPCE)	5	1,656	173,397
December 31, 2025		1,452	314,399	48,410,068
As of December 31, 2025, the share capital was €1,452,302 divided into 48,410,068 fully paid in ordinary shares each with a par value of €0.03, as compared with the 2024 share capital of €1,422,805.54 divided into 47,426,851 fully paid in ordinary shares, each with a par value of €0.03.
On December 31, 2025, the share capital of the Company was increased by a nominal amount of €5,201.91, through the issuance of 173,397 new ordinary shares with a nominal value of €0.03 each, increasing the Company’s share capital from €1,447,100.13 to €1,452,302.04, as a result of the issuance of 173,397 new shares related to the exercise of stock options and founders’ warrant by some former or current employees.
On June 27, 2025, the share capital of the Company was increased by a nominal amount of €24,294.60, through the issuance of 809,820 new ordinary shares with a nominal value of €0.03 each, increasing the Company’s share capital from €1,422,805.54 to €1,447,100.13, as a result of the definitive acquisition of 809,820 AGA 2023. Such issuance was acknowledged by the Executive Board on June 25, 2025.
On June 22, 2024, the share capital of the Company was increased by a nominal amount of €8,805.69, through the issuance of 293,523 new ordinary shares with a nominal value of €0.03 each, increasing the Company’s share capital from €1,413,999.85 to €1,422,805.54, as a result of the definitive acquisition of 293,523 AGA 2022. Such issuance was acknowledged by the Executive Board on June 19, 2024.
Distribution of dividends
The Company did not distribute any dividends for any of the periods presented, does not have any present plan to pay any cash dividends on its equity securities in the foreseeable future and currently intends to retain all available funds and any future earnings to operate clinical trials and expand our business.
Allocation of prior period (loss)
The negative net results respectively for the years 2024, 2023 and 2022 of €68.1 million, €39.7 million and €57.0 million have been fully allocated to reserves.

10.2. Treasury shares
On December 20, 2022 the liquidity contract with Gilbert Dupont was terminated, resulting in the Company receiving 22,118 shares that are still reported as treasury shares as of December 31, 2025.

10.3. Founders’ warrants, warrants, stock options and free shares

Accounting policies
Accounting policies for share-based payments are described in Note 18.

Detail of change in founders’ warrants, warrants, stock options and free shares
The Company has granted stock options (OSA), founders’ warrants (BSPCE), warrants (BSA), and free shares (AGA) to corporate officers, employees, members of the Executive and Supervisory Board and consultants of the Group. In certain cases, exercise of the stock options, founders’ warrants and warrants is subject to performance conditions. The Company has no legal or contractual obligation to pay the options in cash.
The following tables summarize activity in these plans during the years ended December 31, 2025 and 2024.
The impact of share-based payments on income is detailed in Note 18.
Founders’ warrants (BSPCE)

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2025	Issued	Exercised	Forfeited	Outstanding at December 31, 2025	Number of shares issuable
BSPCE 2015-1	February 10, 2015	18.57	67,750	—	—	(67,750)	—	—
BSPCE 2015-3	June 10, 2015	20.28	27,350	—	—	(27,350)	—	—
BSPCE 2016	February 2, 2016	14.46	194,917	—	(72,867)	—	122,050	122,050
BSPCE 2017	January 7, 2017	15.93	177,050	—	(3,000)	—	174,050	174,050
Total			467,067	—	(75,867)	(95,100)	296,100	296,100

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2024	Issued	Exercised	Forfeited	Outstanding at December 31, 2024	Number of shares issuable
BSPCE 09-2014	September 16, 2014	18.68	85,750	—	—	(85,750)	—	—
BSPCE 2015-1	February 10, 2015	18.57	68,100	—	—	(350)	67,750	67,750
BSPCE 2015-3	June 10, 2015	20.28	28,400	—	—	(1,050)	27,350	27,350
BSPCE 2016	February 2, 2016	14.46	197,017	—	—	(2,100)	194,917	194,917
BSPCE 2017	January 7, 2017	15.93	178,100	—	—	(1,050)	177,050	177,050
Total			557,367	—	—	(90,300)	467,067	467,067
By way of exception, the Executive Board decided, in 2024, to lift, for two former employees and for two former members of the Executive Board, the continued service condition, and, where applicable for a former Executive Board member, the performance conditions to which the exercise of certain BSPCEs was subject, notwithstanding the termination of their employment agreement and/or corporate office.
The threshold of 500 patients enrolled in all our clinical studies was exceeded in December 31, 2023. As a consequence, all outstanding 2016 BSPCE, BSA and OSA may be exercised.
The impact of share-based payments on income is detailed in Note 18.
Warrant Plans (BSA)

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2025	Issued	Exercised	Forfeited	Outstanding at December 31, 2025	Number of shares issuable*
BSA 2014	September 16, 2014	17.67	—	—	—	—	—	—
BSA 2015-1	February 10, 2015	17.67	21,000	—	—	(21,000)	—	—
BSA 2015-2(a)	June 25, 2015	19.54	64,000	—	—	(64,000)	—	—
BSA 2018-1	March 6, 2018	13.55	—	—	—	—	—	—
BSA 2018-2	July 27, 2018	16.10	5,820	—	—	—	5,820	—
BSA 2019-1	March 29, 2019	11.66	18,000	—	—	—	18,000	—
BSA 2020	March 17, 2020	6.59	18,000	—	—	—	18,000	—
BSA 2021 (a)	April 21, 2021	13.47	14,431	—	—	—	14,431	14,431
Total			141,251	—	—	(85,000)	56,251	14,431

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2024	Issued	Exercised	Forfeited	Outstanding at December 31, 2024	Number of shares issuable*
BSA 2014	September 16, 2014	17.67	10,000	—	—	(10,000)	—	—
BSA 2015-1	February 10, 2015	17.67	21,000	—	—	—	21,000	—
BSA 2015-2(a)	June 25, 2015	19.54	64,000	—	—	—	64,000	—
BSA 2018-1	March 6, 2018	13.55	—	—	—	—	—	—
BSA 2018-2	July 27, 2018	16.10	5,820	—	—	—	5,820	—
BSA 2019-1	March 29, 2019	11.66	18,000	—	—	—	18,000	—
BSA 2020	March 17, 2020	6.59	18,000	—	—	—	18,000	—
BSA 2021 (a)	April 21, 2021	13.47	14,431	—	—	—	14,431	14,431
Total			151,251	—	—	(10,000)	141,251	14,431
*Number of shares issuable subject to performance conditions
During the year ended December 31, 2025, no new warrants were issued.
At a meeting on February 10, 2015, the Executive Board, acting pursuant to the delegation, granted 21,000 warrants to members and observers of the Supervisory Board, each warrant giving its holder the right to subscribe to one ordinary share, each with a par value of €0.03 and at a price of €17.67 (share premium included). As of December 31, 2025, the remaining 21,000 warrants have not been exercised by their beneficiaries and have all been cancelled.
At a meeting on June 25, 2015, the Executive Board, acting pursuant to the delegation, granted 64,000 warrants to members and observers of the Supervisory Board, each warrant giving its holder the right to subscribe to one ordinary share, each with a par value of €0.03 and at a price of €19.54 (share premium included). As of December 31, 2025, the remaining 64,000 warrants have not been exercised by their beneficiaries and have all been cancelled.

Stock Option Plans (OSA)

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2025	Issued	Exercised	Forfeited	Outstanding at December 31, 2025	Number of shares issuable
OSA 2016-1	February 2, 2016	13.05	400	—	—	—	400	400
OSA 2016-2	November 3, 2016	14.26	4,000	—	—	—	4,000	4,000
OSA 2017	January 7, 2017	14.97	500	—	—	—	500	500
OSA 2018	March 6, 2018	12.87	50,000	—	—	—	50,000	50,000
OSA 2019-1	March 29, 2019	11.08	24,750	—	—	—	24,750	24,750
OSA LLY 2019	October 24, 2019	6.41	500,000	—	—	—	500,000	50,000
OSA 2020	March 11, 2020	6.25	368,707	—	(53,900)	(8,000)	306,807	306,807
OSA 2021-04	April 20, 2021	13.74	384,132	—	—	(5,000)	379,132	72,592
OSA 2021-06	June 21, 2021	12.99	120,000	—	—	—	120,000	6,600
OSA 2022-06	June 22, 2022	4.16	519,413	—	—	(15,713)	485,456	392,585
OSA 2023-01	July 20, 2023	5.00	318,860	—	—	—	318,860	106,287
OSA 2024-01	May 23, 2024	5.81	1,221,540	—	(25,286)	(2,110)	1,194,144	398,048
OSA 2025-01	February 18, 2025	3.36	—	8,000	—	—	8,000	—
OSA 2025-02	May 16, 2025	2.97	—	1,241,005	(100)	(1)	1,240,904	—
Total			3,512,302	1,249,005	(97,530)	(30,824)	4,632,953	1,412,569

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2024	Issued	Exercised	Forfeited	Outstanding at December 31, 2024	Number of shares issuable
OSA 2016-1	February 2, 2016	13.05	400	—	—	—	400	400
OSA 2016-2	November 3, 2016	14.26	4,000	—	—	—	4,000	4,000
OSA 2017	January 7, 2017	14.97	500	—	—	—	500	500
OSA 2018	March 6, 2018	12.87	52,000	—	—	(2,000)	50,000	50,000
OSA 2019-1	March 29, 2019	11.08	25,750	—	—	(1,000)	24,750	24,750
OSA LLY 2019	October 24, 2019	6.41	500,000	—	—	—	500,000	—
OSA 2020	March 11, 2020	6.25	377,775	—	—	(9,068)	368,707	368,707
OSA 2021-04	April 20, 2021	13.74	396,200	—	—	(12,068)	384,132	38,532
OSA 2021-06	June 21, 2021	12.99	120,000	—	—	—	120,000	60,000
OSA 2022-06	June 22, 2022	4.16	540,690	—	—	(21,277)	519,413	286,750
OSA 2023-01	July 20, 2023	5.00	318,860	—	—	—	318,860	106,288
OSA 2024-01	May 23, 2024	5.81	—	1,224,780	—	(3,240)	1,221,540	—
Total			2,336,175	1,224,780	—	(48,653)	3,512,302	939,927
At a meeting on February 18, 2025, the Executive Board, acting pursuant to delegations granted by the Company’s shareholders’ meeting held on May 28, 2024, granted to certain employees of the Group 8,000 stock options, each giving its holder the right to subscribe one ordinary share, each with a par value of €0.03 and at a price of €3.36 (share premium included). Such stock options are governed by the 2025 stock option plan, adopted by the Executive Board on February 18, 2025 (the “2025 Stock Option Plan”).
The ordinary stock options are exercisable as follows:
▪up to one-third of the ordinary stock options as from February 18, 2026;
▪ an additional one-third of the ordinary stock options as from February 18, 2027,
▪ the balance, i.e., one-third of the ordinary stock options as from February 18, 2028, subject to, for each increment, a continued service condition, and in any case, no later than 10 years after the date of grant, it being specified that stock options which have not been exercised by the end of this 10-year period will be forfeited by law.
At a meeting on May 16, 2025, the Executive Board, acting pursuant to delegations granted by the Company’s shareholders’ meeting held on May 28, 2024, granted to certain employees of the Group and members of the Executive Board 1,241,005 stock options, each giving its holder the right to subscribe one ordinary share, each with a par value of €0.03 and at a price of €2.97 (share premium included). Such stock options are governed by the 2025 Stock Option Plan.
The ordinary stock options are exercisable as follows:
▪up to one-third of the ordinary stock options as from May 16, 2026;
▪ an additional one-third of the ordinary stock options as from May 16, 2027,
▪ the balance, i.e., one-third of the ordinary stock options as from May 16, 2028, subject to, for each increment, a continued service condition, and in any case, no later than 10 years after the date of grant, it being specified that stock options which have not been exercised by the end of this 10-year period will be forfeited by law.
Free share plans (AGA)

Type	Grant date	Outstanding at January 1, 2025	Issued	Definitively vested	Forfeited	Outstanding at December 31, 2025	Number of shares exercisable
AGA 2022	June 22, 2022	—	—	—	—	—	—
AGA 2023 - P1	June 27, 2023	392,460	—	(392,060)	—	—	—
AGA 2023 - P2	June 27, 2023	423,460	—	(417,760)	(5,700)	—	—
Total		815,920	—	(809,820)	(5,700)	—	—

Type	Grant date	Outstanding at January 1, 2024	Issued	Definitively vested	Forfeited	Outstanding at December 31, 2024	Number of shares exercisable
AGA 2022	June 22, 2022	293,776	—	(293,523)	(253)	—	—
AGA 2023 - P1	June 27, 2023	400,960	—	—	(8,500)	392,460	392,460
AGA 2023 - P2	June 27, 2023	432,560	—	—	(9,100)	423,460	423,460
Total		1,127,296	—	(293,523)	(17,853)	815,920	815,920
No free shares were granted in 2025.
Free share vesting conditions
The AGA 2023 are subject to a two-year vesting period and a one-year holding period. The free shares granted by the Company are definitively acquired at the end of the acquisition period as set by the Executive Board. At the end of such period, the beneficiary is the owner of the shares. However, during the holding period (as set by the Executive Board), if any, the shares may not be sold, transferred or pledged.
Unless otherwise decided by the supervisory and executive boards of the Company, the AGA 2023 are subject to continued service during the vesting period (i.e. until June 27, 2025), it being specified that, failing such continued service, the beneficiary definitively and irrevocably loses his or her right to acquire the relevant AGA 2023.
Unless otherwise decided by the supervisory and executive boards of the Company, in the event of disability or death of a beneficiary before the end of the acquisition period, the relevant free shares shall be definitely acquired at, respectively, the date of disability or the date of the request of allocation made by his or her beneficiary in the framework of the inheritance, provided that such request is made within six months from the date of death.
At a meeting on June 25, 2025, the Executive Board acknowledged the definitive acquisition of 809,820 free shares granted on June 27, 2023 following a two-year acquisition period, thus acknowledging the related share capital increase of €24,294.60.
The impact of share-based payments on income is disclosed in Note 18. As of December 31, 2025, the assumptions related to the estimated vesting of the founders’ warrants, the warrants and performance stock-options have been updated (see Note 18 - Share-based payments).